Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 6 - EARNINGS PER SHARE

The Company calculates earnings per share in accordance with ASC 260, Earnings Per Share, which requires a dual presentation of basic and diluted earnings per share. Basic earnings per share are computed using the weighted average number of shares outstanding during the fiscal year. Potentially dilutive common shares consist of convertible preferred stock (using the if-converted method) and exercisable warrants and stock options outstanding (using the treasury method). Holder of Series A convertible preferred stock participate in dividends of the Company on the same basis as holders of the Company's common stock and is therefore included in the calculation of basic earnings per share using the two class method.

The following table sets forth the computation of basic and diluted net income per common share:

	(Unaudited)		(Unaudited)
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net (loss) income to QKL Stores, Inc. for computing basic net income per share	$(1,454,211)	$9,611	$(1,050,941)	$840,212
Undistributed earnings allocated to Series A Convertible Preferred Stock	-	1,416	-	123,805
Net (loss) income attributable to ordinary shareholders for computing basic net (loss) income per ordinary share	$(1,454,211)	$8,195	$(1,050,941)	$716,407

Weighted-average shares of common stock outstanding
Basic	1,522,326	1,312,531	1,516,140	1,309,296
Dilutive shares:
Conversion of series A convertible preferred stock	22,059	230,773	28,043	234,023
Dilutive effect of stock warrants and options	-	-	-	-
Anti-dilutive effect of preferred stock	(22,059)	-	(28,043)	-

Diluted	1,522,326	1,543,304	1,476,735	1,543,319

Basic earnings per share	$(0.955)	$0.006	$(0.693)	$0.547
Diluted earnings per share	$(0.955)	$0.006	$(0.693)	$0.544

The 490,369 shares of stock warrants and 84,708 options were not included in the computation of diluted net earnings per share as their effects would have been anti-dilutive since the average share price for the three months ended June 30, 2013 and 2012 were lower than the options and warrants exercise price.

NOTE 9 - EARNINGS PER SHARE

The Company calculates earnings per share in accordance with ASC 260, Earnings Per Share, which requires a dual presentation of basic and diluted earnings per share. Basic earnings per share are computed using the weighted average number of shares outstanding during the fiscal year. Potentially dilutive common shares consist of convertible preferred stock (using the if-converted method) and exercisable warrants and stock options outstanding (using the treasury method).  Holder of Class A convertible preferred stock participate in dividends of the Company on the same basis as holders of the Company's common stock and is therefore included in the calculation of basic earnings per share using the two class method. The following table sets forth the computation of basic and diluted net income per common share:

The following table sets forth the computation of basic and diluted net income per common share:

Years Ended December 31,	2012	2011

Net loss to QKL Stores, Inc. for computing basic net loss per share	$(31,042,540)	$(16,583,381)
Undistributed earnings allocated to Series A Convertible Preferred Stock	-	-
Net loss attributable to ordinary shareholders for computing basic net loss per ordinary share	$(31,042,540)	$(16,583,381)
Weighted-average shares of common stock outstanding in computing net loss per common stock
Basic	10,509,469	10,166,618
Dilutive shares:
Conversion of Series A Convertible Preferred Stock	1,837,215	2,179,761
Dilutive effect of stock warrants and options	-	-
Anti-dilutive effect of preferred stock	(1,837,215)	(2,179,761)
Diluted	10,509,469	10,166,618
Basic earnings per share of common stock	$(2.95)	$(1.63)
Diluted earnings per share	$(2.95)	$(1.63)

The 3,922,953 shares of stock warrants and 677,666 options were not included in the computation of diluted net earnings per share as their effects would have been anti-dilutive since the average share price for the years ended December, 2012 and 2011 were lower than the options and warrants exercise price.

The following earnings per share computation data are restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See also note 17 Subsequent Events.

Weighted-average shares of common stock outstanding in computing net loss per common stock
Basic	1,313,684	1,270,827
Dilutive shares:
Conversion of Series A Convertible Preferred Stock	229,652	272,470
Dilutive effect of stock warrants and options	-	-
Anti-dilutive effect of preferred stock	(229,652)	(272,470)
Diluted	1,313,684	1,270,827
Basic earnings per share of common stock	$(23.63)	$(13.05)
Diluted earnings per share	$(23.63)	$(13.05)